RELATED PARTY TRANSACTION	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTION
RELATED PARTY TRANSACTION

11. RELATED PARTY TRANSACTION

        In August 2007, the Company entered into a cooperation agreement with Recruit, which is a shareholder of the Company, to form a new company under Area Link to provide coupon advertising services in China. Under the agreement as amended in August 2009, the Company may provide up to RMB32,800 in financing to Area Link for the coupon company and has the ability to acquire up to 40% of Area Link's share capital. The Company completed the termination of the cooperation agreement with Recruit in December 2012. The Company did not provide financing to Area Link for the years ended December 31, 2011 and 2012. See Note 2(f).